Cannabis Growth ETF
SCHEDULE OF INVESTMENTS
As of October 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 87.8%
	AGRICULTURAL CHEMICALS — 7.4%
2,311	Scotts Miracle-Gro Co.	$343,091
	AGRICULTURAL PRODUCER — 6.7%
41,562	Village Farms International, Inc.*	314,624
	BIOTECHNOLOGY — 3.8%
21,810	Cardiol Therapeutics, Inc. - Class A*	79,303
750	Jazz Pharmaceuticals PLC*	99,780
		179,083
	EXTRACTION — 3.6%
111,765	Valens Co., Inc.*	167,973
	INDUSTRIALS — 8.1%
12,585	Agrify Corp.*	201,360
5,315	Hydrofarm Holdings Group, Inc.*	175,236
		376,596
	PHARMACEUTICAL — 19.9%
16,630	Canopy Growth Corp.*	210,037
20,445	Charlottes Web Holdings, Inc.*	33,370
6,815	Clever Leaves Holdings, Inc.*	45,524
39,525	Cronos Group, Inc.*	205,135
13,035	HEXO Corp.*	19,161
60,615	Organigram Holdings, Inc.*	133,959
27,125	Tilray, Inc.*	279,388
		926,574
	REIT — 18.0%
10,220	AFC Gamma, Inc.	239,761
1,775	Innovative Industrial Properties, Inc. - REIT	466,985
2,725	Power REIT - REIT*	133,252
		839,998
	RETAIL — 14.6%
333,930	Fire & Flower Holdings Corp.*	196,969
13,495	GrowGeneration Corp.*	284,475
36,390	High Tide, Inc.*	198,689
		680,133
	SOFTWARE — 5.7%
21,810	WM Technology, Inc.*	266,954
	TOTAL COMMON STOCKS
	(Cost $4,768,967)	4,095,026

Cannabis Growth ETF
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2021 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES / ETFS — 10.5%
	HEALTHCARE — 10.5%
18,092	AdvisorShares Pure U.S. Cannabis ETF*	490,293
	TOTAL INVESTMENT COMPANIES / ETFS
	(Cost $554,306)	490,293

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 1.6%
	CALL OPTIONS — 1.6%
150	AdvisorShares Pure U.S. Cannabis ETF* Exercise Price: $45.00, Notional Amount: $675,000 Expiration Date: January 19, 2024	$75,000
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $82,145)	75,000
	TOTAL INVESTMENTS — 99.9%
	(Cost $5,405,418)	4,660,319
	Other Assets in Excess of Liabilities — 0.1%	6,562
	TOTAL NET ASSETS — 100.0%	$4,666,881

ETF – Exchange-Traded Fund
PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*Non-income producing security.